Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2017
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Total
(in thousands)
2018	$3,563
2019	3,376
2020	3,087
2021	2,037
2022	494
Thereafter	180
Total	$12,737